Commitments and Contingencies	12 Months Ended
Aug. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Capital commitments

As of August 31, 2023 and 2024, future minimum capital commitments under non-cancelable contracts were as follows:

	As of August 31,
	2023	2024
	RMB	RMB
Capital commitment for construction of schools	4,610	115

Contingent liabilities

The Group has been named in a number of lawsuits arising in its ordinary course of business. Although the outcome of those lawsuits are uncertain, the Group does not believe the possibility of a material loss is probable.